UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

SEMI-ANNUAL REPORT

April 30, 2018

  Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	29
Notes to Financial Statements	38
Expense Examples	55

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.4%
	Australia – 6.2%
120,000	Newcrest Mining Ltd.	$1,910,713
860,000	Telstra Corp. Ltd.	2,058,872
		3,969,585
	Brazil – 11.2%
370,000	Ambev S.A. - ADR	2,449,400
1,087,856	Cia Energetica de Minas Gerais - ADR	2,599,976
151,200	Telefonica Brasil S.A. - ADR	2,134,944
		7,184,320
	Canada – 18.2%
168,800	Barrick Gold Corp.	2,273,736
162,500	Goldcorp, Inc.	2,159,625
509,900	Kinross Gold Corp.*	1,978,412
50,000	Nutrien Ltd.	2,276,500
1,066,708	Yamana Gold, Inc.	3,061,452
		11,749,725
	Denmark – 3.2%
43,750	Novo Nordisk A/S - ADR	2,053,625

	France – 3.3%
26,580	Danone S.A.	2,153,426

	Germany – 3.6%
19,500	Bayer A.G.	2,337,834

	Hong Kong – 3.3%
223,500	China Mobile Ltd.	2,141,399

	Netherlands – 3.6%
65,332	Royal Dutch Shell PLC - A Shares	2,288,711

	New Zealand – 3.3%
304,920	SKY Network Television Ltd.	489,142
670,410	Spark New Zealand Ltd.	1,632,040
		2,121,182
	Norway – 3.8%
94,870	Statoil ASA	2,430,199

	Singapore – 3.5%
842,700	Singapore Telecommunications Ltd.	2,237,032

	Sweden – 3.2%
288,800	Betsson A.B.	2,060,619

	Switzerland – 4.4%
28,150	Novartis A.G. - ADR	2,158,823
25,500	Roche Holding A.G. - ADR	708,900
		2,867,723

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Turkey – 3.3%
243,054	Turkcell Iletisim Hizmetleri AS - ADR	$2,102,417

	United Kingdom – 13.6%
36,314	British American Tobacco PLC - ADR	1,983,471
64,400	GlaxoSmithKline PLC - ADR	2,583,084
33,003	Unilever N.V.	1,885,131
783,470	Vodafone Group PLC	2,282,245
		8,733,931
	United States – 6.7%
53,750	Newmont Mining Corp.	2,111,837
26,645	Philip Morris International, Inc.	2,184,890
		4,296,727
	TOTAL COMMON STOCKS (Cost $62,526,997)	60,728,455

Principal Amount

	Short-Term Investments – 5.3%
$3,435,691	UMB Money Market Fiduciary, 0.247%[1]	3,435,691

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,435,691)	3,435,691

	TOTAL INVESTMENTS – 99.7% (Cost $65,962,688)	64,164,146
	Other Assets in Excess of Liabilities – 0.3%	200,900

	TOTAL NET ASSETS – 100.0%	$64,365,046

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	31.9%
Basic Materials	24.5%
Communications	23.4%
Energy	7.3%
Utilities	4.1%
Consumer, Cyclical	3.2%
Total Common Stocks	94.4%
Short-Term Investments	5.3%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 0.0%
	United States – 0.0%
9,835	Hycroft Mining Corp.*6,7	$—

	Total Common Stocks (Cost $1,585,230)	—

Principal Amount

	Fixed Income Securities – 88.9%
	Australia – 11.2%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	916,875
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	789,150
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,045,450
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	837,093
1,500,000	5.750%, 7/22/2024	1,315,781
		4,904,349
	Brazil – 4.3%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,536,605
1,000,000	10.250%, 1/10/2028	328,163
		1,864,768
	Canada – 4.4%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,584,423
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	342,327
		1,926,750
	Chile – 4.5%
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	704,741
700,000,000	6.000%, 3/1/2022	1,245,394
		1,950,135
	Colombia – 1.2%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	521,258

	Germany – 4.3%
14,500,000	KFW 5.000%, 5/22/2019	1,881,494

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Luxembourg – 1.0%
$6,000,000,000	European Investment Bank 7.200%, 7/9/2019	$436,011

	Malaysia – 5.9%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,578,443

	Mexico – 7.8%
25,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	1,305,682
40,500,000	Mexican Bonos 5.000%, 12/11/2019	2,091,623
		3,397,305
	New Zealand – 9.5%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,471,001
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,769,235
1,000,000	3.500%, 4/14/2033	727,651
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	179,351
		4,147,238
	Peru – 5.1%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,225,036

	Philippines – 5.5%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,085,219
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,304,732
		2,389,951
	Poland – 4.1%
	Republic of Poland Government Bond
3,300,000	1.750%, 7/25/2021	938,694
3,000,000	2.500%, 1/25/2023	860,537
		1,799,231
	Singapore – 5.2%
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	763,548

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	Singapore (Continued)
$2,000,000	Singapore Government Bond 1.750%, 4/1/2022	$1,487,783
		2,251,331
	Sweden – 0.9%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,4]	412,200

	United Kingdom – 4.6%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,029,295

	United States – 9.4%
16,400,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,255,568
	International Finance Corp.
54,000,000	8.250%, 6/10/2021	847,300
56,000,000	5.850%, 11/25/2022	813,843
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,204,213
		4,120,924
	Total Fixed Income Securities (Cost $42,912,143)	38,835,719

	Short-Term Investments – 6.1%
2,675,866	UMB Money Market Fiduciary, 0.247%[5]	2,675,866

	Total Short-Term Investments (Cost $2,675,866)	2,675,866

	Total Investments – 95.0% (Cost $47,173,239)	41,511,585
	Other Assets in Excess of Liabilities – 5.0%	2,204,040

	Total Net Assets – 100.0%	$43,715,625

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,045,450 which represents 2.39% of Net Assets.
[2]	Callable.
[3]	Step rate security.
[4]	Variable rate security.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

[5]	The rate is the annualized seven-day yield at period end.
[6]	Illiquid Security. The total illiquid securities represent 0% of Net Assets. The aggregate value of these securities is $0.

[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	63.3%
Financial	8.8%
Consumer, Non-cyclical	5.2%
Basic Materials	5.1%
Communications	3.9%
Diversified	1.8%
Utilities	0.8%
Total Fixed Income Securities	88.9%
Short-Term Investments	6.1%
Total Investments	95.0%
Other Assets in Excess of Liabilities	5.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.4%
	Australia – 2.7%
757,000	Telstra Corp. Ltd.	$1,812,286

	Brazil – 10.5%
350,651	Ambev S.A. - ADR	2,321,310
1,098,400	Cia Energetica de Minas Gerais - ADR	2,625,176
142,200	Telefonica Brasil S.A. - ADR	2,007,864
		6,954,350
	Canada – 7.3%
151,000	Barrick Gold Corp.	2,033,970
43,650	BCE, Inc.	1,852,405
91,047	Freehold Royalties Ltd.	922,525
		4,808,900
	Denmark – 3.0%
42,600	Novo Nordisk A/S - ADR	1,999,644

	France – 11.2%
22,700	Danone S.A.	1,839,081
165,200	Engie S.A.	2,902,620
41,780	TOTAL S.A. - ADR	2,615,846
		7,357,547
	Germany – 3.3%
17,870	Bayer A.G.	2,142,415

	Hong Kong – 3.3%
227,000	China Mobile Ltd.	2,174,933

	Netherlands – 3.6%
34,080	Royal Dutch Shell PLC - Class A - ADR	2,382,192

	New Zealand – 6.4%
1,849,000	Kiwi Property Group Ltd.	1,782,263
424,922	SKY Network Television Ltd.	681,645
728,000	Spark New Zealand Ltd.	1,772,236
		4,236,144
	Norway – 8.3%
104,100	Statoil A.S.A. - ADR	2,664,960
126,900	Telenor A.S.A.	2,812,513
		5,477,473
	Singapore – 6.4%
840,000	Singapore Telecommunications Ltd.	2,229,864
3,612,961	Starhill Global REIT - REIT	1,961,789
		4,191,653
	Sweden – 3.4%
316,000	Betsson A.B.	2,254,694

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Switzerland – 5.3%
24,296	Novartis A.G. - ADR	$1,863,260
59,481	Roche Holding A.G. - ADR	1,653,572
		3,516,832
	Turkey – 3.3%
249,058	Turkcell Iletisim Hizmetleri AS - ADR	2,154,352

	United Kingdom – 12.4%
36,100	British American Tobacco PLC - ADR	1,971,782
61,900	GlaxoSmithKline PLC - ADR	2,482,809
35,450	Unilever N.V.	2,024,904
584,109	Vodafone Group PLC	1,701,507
		8,181,002
	United States – 6.0%
51,950	Newmont Mining Corp.	2,041,116
23,700	Philip Morris International, Inc.	1,943,400
		3,984,516
	Total Common Stocks (Cost $67,086,685)	63,628,933

Principal Amount

	Short-Term Investments – 3.1%
$2,036,409	UMB Money Market Fiduciary, 0.247%[1]	2,036,409

	Total Short-Term Investments (Cost $2,036,409)	2,036,409

	Total Investments – 99.5% (Cost $69,123,094)	65,665,342
	Other Assets in Excess of Liabilities – 0.5%	298,123

	Total Net Assets – 100.0%	$65,963,465

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	30.7%
Communications	29.1%
Energy	13.0%
Utilities	8.4%
Basic Materials	6.2%
Financial	5.6%
Consumer, Cyclical	3.4%
Total Common Stocks	96.4%
Short-Term Investments	3.1%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.2%
	Argentina – 1.6%
41,400	Despegar.com Corp.*	$1,215,504

	Brazil – 1.7%
173,100	Instituto Hermes Pardini S.A.	1,284,217

	Chile – 1.1%
215,000	Forus S.A.	806,215

	China – 12.8%
131,100	AK Medical Holdings Ltd.*1	62,545
2,700,000	China Forestry Holdings Co., Ltd.* 3,4	—
988,435	Crystal International Group Ltd.*1	1,144,898
380,000	Haitian International Holdings Ltd.	1,011,287
81,500	LexinFintech Holdings Ltd. - ADR*	1,330,895
846,010	Nexteer Automotive Group Ltd.	1,301,638
744,400	Precision Tsugami China Corp. Ltd.*	1,025,849
684,400	Vitasoy International Holdings Ltd.	1,814,937
1,171,200	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	2,010,798
		9,702,847
	India – 19.6%
60,000	AIA Engineering Ltd.	1,297,002
121,508	Caplin Point Laboratories Ltd.	1,085,817
70,000	Care Ratings Ltd.	1,333,014
614,000	City Union Bank Ltd.	1,687,141
92,181	Eris Lifesciences Ltd.*1	1,077,921
247,445	Essel Propack Ltd.	996,787
290,000	Jyothy Laboratories Ltd.	1,572,612
70,000	Natco Pharma Ltd.	843,762
103,000	PI Industries Ltd.	1,336,283
330,000	Sterlite Technologies Ltd.	1,729,881
195,748	Syngene International Ltd.[1]	1,824,004
		14,784,224
	Luxembourg – 1.1%
450,000	L'Occitane International S.A.	835,866

	Mexico – 10.4%
753,100	Banco del Bajio S.A.[1]	1,606,299
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	856,177
106,500	Gruma S.A.B. de C.V. - Class B	1,300,805
961,000	Qualitas Controladora S.A.B. de C.V.	2,682,790

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Mexico (Continued)
225,000	Regional S.A.B. de C.V.	$1,437,432
		7,883,503
	Philippines – 3.2%
7,300,000	D&L Industries, Inc.	1,529,136
330,000	Universal Robina Corp.	895,596
		2,424,732
	Poland – 1.9%
11,022	AmRest Holdings S.E.*	1,447,660

	Romania – 2.4%
2,796,571	Banca Transilvania S.A.	1,853,631

	South Africa – 5.9%
130,000	AVI Ltd.	1,189,033
134,200	Clicks Group Ltd.	2,300,510
107,844	Famous Brands Ltd.*	959,801
		4,449,344
	South Korea – 6.9%
11,000	Kakao M Corp.	919,032
28,000	Koh Young Technology, Inc.	2,658,854
14,100	LEENO Industrial, Inc.	753,202
26,880	Seegene, Inc.*	872,364
		5,203,452
	Sweden – 1.5%
15,000	Vitrolife A.B.	1,098,071

	Taiwan – 16.1%
54,600	ASPEED Technology, Inc.	1,559,053
401,700	Chroma ATE, Inc.	2,019,844
87,276	Cub Elecparts, Inc.	1,116,944
190,100	Gourmet Master Co., Ltd.	2,190,414
258,000	Hota Industrial Manufacturing Co., Ltd.	1,134,111
300,000	Lida Holdings Ltd.	901,216
95,100	Parade Technologies Ltd.	1,472,604
99,100	Voltronic Power Technology Corp.	1,763,592
		12,157,778
	Thailand – 5.5%
1,300,000	Mega Lifesciences PCL	1,691,940
2,000,000	Taokaenoi Food & Marketing PCL	948,333

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	thailand (Continued)
1,285,700	TOA Paint Thailand PCL*	$1,549,623
		4,189,896
	Uruguay – 0.9%
169,900	Biotoscana Investments S.A.*	654,730

	Vietnam – 2.6%
441,974	Mobile World Investment Corp.	1,976,811

	Total Common Stocks (Cost $56,867,421)	71,968,481

Principal Amount

	Short-Term Investments – 4.7%
$3,581,327	UMB Money Market Fiduciary, 0.247%[2]	3,581,327

	Total Short-Term Investments (Cost $3,581,327)	3,581,327

	Total Investments – 99.9% (Cost $60,448,748)	75,549,808
	Other Assets in Excess of Liabilities – 0.1%	59,862

	Total Net Assets – 100.0%	$75,609,670

ADR – American Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,726,465 which represents 10.22% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The aggregate value of this security is $0.
[4]	Illiquid Security. The total illiquid security represents 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	27.4%
Consumer, Cyclical	21.7%
Industrial	16.4%
Financial	15.2%
Communications	5.1%
Technology	4.0%
Basic Materials	3.8%
Diversified	1.6%
Total Common Stocks	95.2%
Short-Term Investments	4.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.6%
	Gold Mining – 36.3%
92,740	Agnico Eagle Mines Ltd.	$3,903,427
143,611	Alamos Gold, Inc. - Class A	775,499
13,850	Alamos Gold, Inc. - Class A1	74,859
500,000	Asanko Gold, Inc.*1	560,000
180,000	Atlantic Gold Corp.*1	259,346
150,000	B2Gold Corp.*1	431,075
1,265,600	B2Gold Corp.*	3,632,272
1,800,000	GoGold Resources, Inc.*1	602,804
1,117,000	Gold Fields Ltd. - ADR	4,266,940
124,980	Goldcorp, Inc.	1,660,984
220,000	Guyana Goldfields, Inc.*1	853,271
520,250	Kinross Gold Corp.*	2,018,570
2,048,500	Mandalay Resources Corp.[1]	335,035
800,000	OceanaGold Corp.[1]	2,155,763
340,000	Pretium Resources, Inc.*	2,288,200
40,000	Pretium Resources, Inc. *1	269,159
50,800	Randgold Resources Ltd. - ADR	4,119,880
500,000	Resolute Mining Ltd.[1]	432,884
		28,639,968
	Royalty Companies – 24.2%
80,096	Franco-Nevada Corp.[1]	5,683,612
5,000,000	Metalla Royalty & Streaming Ltd. [1,5]	3,115,265
96,900	Osisko Gold Royalties Ltd.	945,744
323,120	Osisko Gold Royalties Ltd.[1]	3,153,188
56,200	Royal Gold, Inc.	4,990,560
35,000	Wheaton Precious Metals Corp.	727,650
25,000	Wheaton Precious Metals Corp.[1]	518,886
		19,134,905
	Precious Metals Developmental – 9.8%
3,822,903	Almaden Minerals Ltd. - Class B*	3,116,431
1,098,017	Almaden Minerals Ltd. - Class B*1	897,911
1,413,000	Sunridge Gold Corp.*1,3	26,411
5,040,401	Vista Gold Corp.*5	3,683,021
8,200	Vista Gold Corp.*1,5	6,067
		7,729,841
	Precious Metals Exploration – 19.7%
1,611,182	Almadex Minerals Ltd.*1	1,744,192
6,680,000	Altus Strategies PLC *1,2,3	734,748
3,351,151	Evrim Resources Corp.*1,5	2,949,221
750,000	Evrim Resources Corp.*1,2,3,5	660,047
2,600,000	Gold Torrent, Inc. *1,2,3,7	769,470
985,400	Irving Resources, Inc.*1	1,051,400
8,880,000	Medgold Resources Corp.*1,5	1,383,178

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Precious Metals Exploration (Continued)
5,173,900	Midland Exploration, Inc.*1,5	$4,029,517
1,299,030	Millrock Resources, Inc.*1,2,3	247,868
7,636,000	Miranda Gold Corp.*1,5	282,485
888,485	Mirasol Resources Ltd.*1	1,363,174
5,016,400	Revelo Resources Corp.*1	117,206
525,865	Skeena Resources Ltd.*1,2,3	196,585
		15,529,091
	Silver: Exploration and Mining – 6.5%
782,644	Fortuna Silver Mines, Inc.*	4,453,245
15,000	MAG Silver Corp.*	166,950
10,000	MAG Silver Corp.*1	111,137
26,500	Pan American Silver Corp.	427,180
		5,158,512
	Diversified Exploration and Mining – 1.1%
317,000	Nevsun Resources Ltd.[1]	883,847

	Total Common Stocks (Cost $64,350,938)	77,076,164

	Warrants – 1.5%
	Diversified Exploration and Mining – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	Silver: Exploration and Mining – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	Precious Metals Developmental – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020 *1, 2, 3	—

	Precious Metals Exploration – 1.5%
6,680,000	Altus Strategies PLC, Expiration Date: April 18,2023 *1, 2, 3	—
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1, 2, 3	457,742
2,600,000	Gold Torrent, Inc. *1, 2, 3, 6	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	378,505
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	392,967
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Warrants (Continued)
	Precious Metals Exploration (Continued)
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	$—
		1,229,214
	Total Warrants (Cost $—)	1,229,214

Principal Amount

	Short-Term Investments – 0.5%
$373,391	UMB Money Market Fiduciary, 0.247%[4]	373,391

	Total Short-Term Investments (Cost $373,391)	373,391

	Total Investments – 99.6% (Cost $64,724,329)	78,678,769
	Other Assets in Excess of Liabilities – 0.4%	326,570

	Total Net Assets – 100.0%	$79,005,339

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities fair valued under direction of the Board of Trustees. The aggregate value of such investments is 4.86% of Net Assets. The total value of these securities is $3,837,932.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 4.89% of Net Assets. The total value of these securities is $3,864,343.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.
[6]	Expiration date currently unavailable.
[7]	Funding for security was held in escrow.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	36.3%
Royalty Companies	24.2%
Precious Metals Exploration	19.7%
Precious Metals Developmental	9.8%
Silver: Exploration and Mining	6.5%
Diversified Exploration and Mining	1.1%
Total Common Stocks	97.6%
Warrants	1.5%
Short-Term Investments	0.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$65,962,688	$47,173,239	$69,123,094
Investments in affiliated issuers, at cost	-	-	-
Foreign currency, at cost	-	1,634,207	51,124
Investments in unaffiliated issuers, at value	$64,164,146	$41,511,585	$65,665,342
Investments in affiliated issuers, at value	-	-	-
Foreign currency, at value	-	1,596,230	54,101
Receivables:
Investment securities sold	-	-	-
Fund shares sold	129,232	103,008	116,170
Dividends and interest	228,664	638,519	256,833
Prepaid expenses	16,618	11,885	17,131
Total assets	64,538,660	43,861,227	66,109,577

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	50,273	72,333	36,261
Advisory fees	50,196	6,781	39,469
Distribution fees (Note 8)	12,172	8,392	13,118
Shareholder servicing fees (Note 7)	3,944	3,005	4,488
Transfer agent fees and expenses	12,681	9,999	10,441
Fund accounting fees	10,956	9,611	10,069
Fund administration fees	9,177	8,359	9,644
Auditing fees	9,045	9,045	8,970
Custody fees	2,246	5,536	1,380
Trustees' deferred compensation (Note 3)	884	875	884
Trustees' fees and expenses	368	1,280	911
Chief Compliance Officer fees	237	749	526
Accrued other expenses	11,435	9,637	9,951
Total liabilities	173,614	145,602	146,112

Net Assets	$64,365,046	$43,715,625	$65,963,465

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$83,505,350	$53,259,544	$78,743,795
Accumulated net investment loss	(73,301)	(1,724,037)	(49,963)
Accumulated net realized loss on investments,
purchased options contracts and foreign currency
transactions	(17,269,671)	(2,109,848)	(9,278,017)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,798,542)	(5,661,654)	(3,457,752)
Investments in affiliated issuers	-	-	-
Foreign currency translations	1,210	(48,380)	5,402
Net Assets	$64,365,046	$43,715,625	$65,963,465

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$63,570,348	$42,852,131	$63,574,418
Shares of beneficial interest issued and outstanding	8,503,693	5,001,967	7,757,887
Redemption price per share	$7.48	$8.57	$8.19
Maximum sales charge (4.50% of offering price)*	0.35	0.40	0.39
Maximum offering price to public	$7.83	$8.97	$8.58

Class I Shares:
Net assets applicable to shares outstanding	$794,698	$863,494	$2,389,047
Shares of beneficial interest issued and outstanding	106,160	99,889	291,497
Offering and redemption price per share	$7.49	$8.64	$8.20

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$60,448,748	$54,611,737
Investments in affiliated issuers, at cost	-	10,112,592
Foreign currency, at cost	-	16,149
Investments in unaffiliated issuers, at value	$75,549,808	$62,569,968
Investments in affiliated issuers, at value	-	16,108,801
Foreign currency, at value	-	15,786
Receivables:
Investment securities sold	-	151,910
Fund shares sold	119,254	220,079
Dividends and interest	130,900	92,802
Prepaid expenses	18,839	6,750
Total assets	75,818,801	79,166,096

Liabilities:
Payables:
Investment securities purchased	63,622	-
Fund shares redeemed	9,168	40,820
Advisory fees	51,602	46,404
Distribution fees (Note 8)	14,984	16,126
Shareholder servicing fees (Note 7)	2,644	2,161
Transfer agent fees and expenses	11,156	9,283
Fund accounting fees	13,097	8,491
Fund administration fees	9,180	10,165
Auditing fees	8,870	8,921
Custody fees	11,894	943
Trustees' deferred compensation (Note 3)	927	927
Trustees' fees and expenses	298	88
Chief Compliance Officer fees	1,253	867
Accrued other expenses	10,436	15,561
Total liabilities	209,131	160,757

Net Assets	$75,609,670	$79,005,339

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$62,165,156	$80,867,193
Accumulated net investment loss	(773,913)	(2,659,319)
Accumulated net realized loss on investments,
purchased options contracts and foreign currency
transactions	(882,596)	(13,156,607)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,101,060	7,958,231
Investments in affiliated issuers	-	5,996,209
Foreign currency translations	(37)	(368)
Net Assets	$75,609,670	$79,005,339

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$74,893,427	$79,005,339
Shares of beneficial interest issued and outstanding	5,622,979	8,911,892
Redemption price per share	$13.32	$8.87
Maximum sales charge (4.50% of offering price)*	0.63	0.42
Maximum offering price to public	$13.95	$9.29

Class I Shares:
Net assets applicable to shares outstanding	$716,243
Shares of beneficial interest issued and outstanding	53,069
Offering and redemption price per share	$13.50

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign
withholding taxes of $92,139, $0 and $122,059, respectively)	$931,874	$-	$1,083,712
Dividends from affiliated investments (net of foreign	-	-	-
withholding taxes of $0, $0 and $0, respectively)
Interest income from unaffiliated issuers (net of foreign
withholding taxes of $0, $14,124 and $0, respectively)	807	867,019	591
Total investment income	932,681	867,019	1,084,303

Expenses:
Advisory fees	353,080	132,231	281,561
Distribution fees (Note 8)	80,816	54,075	79,907
Fund administration fees	35,550	29,342	35,231
Transfer agent fees and expenses	35,127	22,699	31,121
Fund accounting fees	32,857	27,919	31,794
Shareholder servicing fees (Note 7)	26,137	15,627	26,486
Registration fees	16,364	15,868	19,255
Auditing fees	9,149	9,150	9,184
Custody fees	8,580	11,515	9,027
Legal fees	5,033	5,115	6,085
Shareholder reporting fees	4,286	2,775	5,058
Trustees' fees and expenses	3,446	3,421	3,472
Miscellaneous	2,415	2,221	2,124
Chief Compliance Officer fees	2,300	1,674	2,311
Insurance fees	643	644	644

Total expenses	615,783	334,276	543,260
Advisory fees waived	(44,507)	(81,839)	(49,243)
Net expenses	571,276	252,437	494,017
Net investment income (loss)	361,405	614,582	590,286

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(193,193)	(460,605)	301,731
Investments in affiliated issuers	-	-	-
Foreign currency transactions	1,665	12,271	2,978
Net realized gain (loss)	(191,528)	(448,334)	304,709
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(1,251,602)	591,332	(1,151,570)
Investments in affiliated issuers	-	-	-
Foreign currency translations	317	(30,071)	2,361
Net change in unrealized appreciation/depreciation	(1,251,285)	561,261	(1,149,209)
Net realized and unrealized gain (loss)	(1,442,813)	112,927	(844,500)

Net Increase (Decrease) in Net Assets from Operations	$(1,081,408)	$727,509	$(254,214)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign
withholding taxes of $41,035 and $28,074, respectively)	$329,438	$259,830
Dividends from affiliated investments (net of foreign	-	16,519
withholding taxes of $0 and $3,196, respectively)
Interest income from unaffiliated issuers (net of foreign
withholding taxes of $0 and $0, respectively)	782	134
Total investment income	330,220	276,483

Expenses:
Advisory fees	406,711	297,866
Distribution fees (Note 8)	93,398	92,976
Fund administration fees	37,192	35,407
Transfer agent fees and expenses	39,576	31,585
Fund accounting fees	41,107	28,800
Shareholder servicing fees (Note 7)	28,114	31,472
Registration fees	10,413	13,636
Auditing fees	9,230	9,206
Custody fees	68,551	10,808
Legal fees	10,413	17,045
Shareholder reporting fees	4,625	6,366
Trustees' fees and expenses	4,442	3,957
Miscellaneous	2,239	4,244
Chief Compliance Officer fees	7,835	7,774
Insurance fees	644	652

Total expenses	764,490	591,794
Advisory fees waived	(105,901)	(33,933)
Net expenses	658,589	557,861
Net investment income (loss)	(328,369)	(281,378)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,490,527	(3,545,944)
Investments in affiliated issuers	-	(83,020)
Foreign currency transactions	(47,164)	(9,691)
Net realized gain (loss)	4,443,363	(3,638,655)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(2,882,246)	1,175,477
Investments in affiliated issuers	-	4,704,099
Foreign currency translations	(67)	312
Net change in unrealized appreciation/depreciation	(2,882,313)	5,879,888
Net realized and unrealized gain (loss)	1,561,050	2,241,233

Net Increase (Decrease) in Net Assets from Operations	$1,232,681	$1,959,855

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$361,405	$739,890
Net realized gain (loss) on investments and foreign currency transactions	(191,528)	284,555
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(1,251,285)	2,420,519
Net increase (decrease) in net assets resulting from operations	(1,081,408)	3,444,964

Distributions to Shareholders:
From net investment income:
Class A	(428,810)	(749,338)
Class I	(5,896)	(7,898)
From return of capital:
Class A	-	(111,966)
Class I	-	(1,165)
Total distributions to shareholders	(434,706)	(870,367)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,577,058	10,256,497
Class I	116,430	175,400
Reinvestment of distributions:
Class A	275,647	550,548
Class I	5,897	8,928
Cost of shares redeemed:
Class A1	(6,591,318)	(8,245,361)
Class I2	(3,483)	(31,044)
Net increase in net assets from capital transactions	380,231	2,714,968

Total increase (decrease) in net assets	(1,135,883)	5,289,565

Net Assets:
Beginning of period	65,500,929	60,211,364
End of period	$64,365,046	$65,500,929

Accumulated net investment loss	$(73,301)	$-

Capital Share Transactions:
Shares sold:
Class A	848,964	1,369,831
Class I	14,598	22,587
Shares reinvested:
Class A	36,194	72,558
Class I	774	1,176
Shares redeemed:
Class A	(852,353)	(1,107,948)
Class I	(460)	(4,300)
Net increase in capital share transactions	47,717	353,904

[1]	Net of redemption fees of $356 and $752, respectively.
[2]	Net of redemption fees of $3 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$614,582	$1,137,292
Net realized loss on investments and foreign currency transactions	(448,334)	(3,675,800)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	561,261	3,691,399
Net increase in net assets resulting from operations	727,509	1,152,891

Capital Transactions:
Net proceeds from shares sold:
Class A	3,112,664	4,051,792
Class I	91,686	201,424
Cost of shares redeemed:
Class A1	(4,166,070)	(7,868,718)
Class I	-	(58,966)
Net decrease in net assets from capital transactions	(961,720)	(3,674,468)

Total decrease in net assets	(234,211)	(2,521,577)

Net Assets:
Beginning of period	43,949,836	46,471,413
End of period	$43,715,625	$43,949,836

Accumulated net investment loss	$(1,724,037)	$(2,338,619)

Capital Share Transactions:
Shares sold:
Class A	357,601	487,895
Class I	10,367	24,309
Shares redeemed:
Class A	(479,939)	(961,989)
Class I	-	(7,150)
Net decrease in capital share transactions	(111,971)	(456,935)

[1]	Net of redemption fees of $51 and $462, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$590,286	$1,592,876
Net realized gain on investments and foreign currency transactions	304,709	21,490
Net change in unrealized appreciation/depreciation on investments, foreign currency
contracts and foreign currency translations	(1,149,209)	2,975,053
Net increase (decrease) in net assets resulting from operations	(254,214)	4,589,419

Distributions to Shareholders:
From net investment income:
Class A	(622,672)	(1,572,946)
Class I	(25,752)	(62,116)
Total distributions to shareholders	(648,424)	(1,635,062)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,322,850	8,137,522
Class I	121,846	302,902
Reinvestment of distributions:
Class A	339,763	844,226
Class I	25,621	61,582
Cost of shares redeemed:
Class A1	(5,433,258)	(8,985,769)
Class I	(33,690)	(142,687)
Net increase in net assets from capital transactions	1,343,132	217,776

Total increase in net assets	440,494	3,172,133

Net Assets:
Beginning of period	65,522,971	62,350,838
End of period	$65,963,465	$65,522,971

Accumulated net investment income (loss)	$(49,963)	$8,175

Capital Share Transactions:
Shares sold:
Class A	752,632	1,001,639
Class I	14,693	37,838
Shares reinvested:
Class A	41,054	104,005
Class I	3,096	7,583
Shares redeemed:
Class A	(649,118)	(1,121,845)
Class I	(4,003)	(17,476)
Net increase in capital share transactions	158,354	11,744

[1]	Net of redemption fee proceeds of $6 and $234, respectively.

See accompanying Notes to the Financial Statements.

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(328,369)	$(160,748)
Net realized gain on investments and foreign currency transactions	4,443,363	3,840,439
Net change in unrealized appreciation/depreciation on investments and foreign currency	(2,882,313)	6,507,193
Net increase in net assets resulting from operations	1,232,681	10,186,884

Distributions to Shareholders:
From net realized gain:
Class A	(3,073,331)	(826,410)
Class I	(24,668)	(6,538)
Total distributions to shareholders	(3,097,999)	(832,948)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,099,783	9,386,681
Class I	156,945	127,938
Reinvestment of distributions:
Class A	1,942,493	532,576
Class I	14,874	3,829
Cost of shares redeemed:
Class A1	(5,070,197)	(9,276,113)
Class I	(1,870)	(111,480)
Net increase in net assets from capital transactions	6,142,028	663,431

Total increase in net assets	4,276,710	10,017,367

Net Assets:
Beginning of period	71,332,960	61,315,593
End of period	$75,609,670	$71,332,960

Accumulated net investment loss	$(773,913)	$(445,544)

Capital Share Transactions:
Shares sold:
Class A	654,637	749,573
Class I	11,143	9,825
Shares reinvested:
Class A	141,478	48,110
Class I	1,070	342
Shares redeemed:
Class A	(367,312)	(758,969)
Class I	(134)	(9,563)
Net increase in capital share transactions	440,882	39,318

[1]	Net of redemption fees of $919 and $245, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(281,378)	$(708,620)
Net realized gain (loss) on investments, purchased options contracts
and foreign currency transactions	(3,638,655)	2,546,146
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and foreign currency translations	5,879,888	(3,748,527)
Net increase from payments by affiliates (Note 3)	-	21,861
Net increase (decrease) in net assets resulting from operations	1,959,855	(1,889,140)

Distributions to Shareholders:
From net investment income:
Class A	(1,913,546)	(9,369,279)
From return of capital:
Class A	-	(1,492,543)
Total distributions to shareholders	(1,913,546)	(10,861,822)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,752,689	18,092,543
Reinvestment of distributions:
Class A	980,725	5,133,909
Cost of shares redeemed:
Class A1	(5,780,845)	(10,748,454)
Net increase in net assets from capital transactions	3,952,569	12,477,998

Total increase (decrease) in net assets	3,998,878	(272,964)

Net Assets:
Beginning of period	75,006,461	75,279,425
End of period	$79,005,339	$75,006,461

Accumulated net investment loss	$(2,659,319)	$(464,395)

Capital Share Transactions:
Shares sold:
Class A	1,009,411	2,106,241
Shares reinvested:
Class A	114,170	621,539
Shares redeemed:
Class A	(667,946)	(1,197,689)
Net increase in capital share transactions	455,635	1,530,091

[1]	Net of redemption fees of $5,646 and $4,249, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.65	$7.34	$6.51	$9.35	$10.26	$10.27
Income from Investment Operations:
Net investment income[1]	0.04	0.09	0.05	0.13	0.18	0.10
Net realized and unrealized gain (loss) on investments	(0.16)	0.32	0.88	(2.38)	(0.86)[6]	0.11
Total from investment operations	(0.12)	0.41	0.93	(2.25)	(0.68)	0.21

Less Distributions:
From net investment income	(0.05)	(0.09)	(0.10)	(0.12)	(0.23)	(0.22)
From net realized gain	-	-	-	(0.47)	-	-
From return of capital	-	(0.01)	-	-	-	-
Total distributions	(0.05)	(0.10)	(0.10)	(0.59)	(0.23)	(0.22)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.48	$7.65	$7.34	$6.51	$9.35	$10.26

Total return[3]	(1.57)%[9]	5.66%	14.53%	(25.18)%	(6.84)%	2.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,570	$64,802	$59,684	$44,882	$65,688	$83,673

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%[10]	1.92%[4]	1.97%	2.00%	1.90%	1.83%[7]
After fees waived and expenses absorbed	1.75%[10]	1.75%[4]	1.75%	1.75%	1.75%	1.76%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.97%[10]	1.02%[5]	0.47%	1.42%	1.66%	1.90%[8]
After fees waived and expenses absorbed	1.11%[10]	1.19%[5]	0.69%	1.67%	1.81%	1.97%[8]
Portfolio turnover rate	10%[9]	10%	40%	41%	29%	42%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees waived would have been 1.19%.
[6]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[8]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.
[9]	Not annualized.
[10]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,				For the Period July 16, 2013* through October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.66	$7.34	$6.51	$9.35	$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.05	0.11	0.07	0.14	0.21	0.02
Net realized and unrealized gain (loss) on investments	(0.16)	0.33	0.87	(2.37)	(0.87)	0.33
Total from investment operations	(0.11)	0.44	0.94	(2.23)	(0.66)	0.35

Less Distributions:
From net investment income	(0.06)	(0.11)	(0.11)	(0.14)	(0.25)	(0.02)
From net realized gain	-	-	-	(0.47)	-	-
From return of capital	-	(0.01)	-	-	-	-
Total distributions	(0.06)	(0.12)	(0.11)	(0.61)	(0.25)	(0.02)

Redemption fee proceeds[1]	- [2]	-	- [2]	-	-	-

Net asset value, end of period	$7.49	$7.66	$7.34	$6.51	$9.35	$10.26

Total return[3]	(1.44)%[6]	6.03%	14.73%	(25.02)%	(6.66)%	3.57%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$795	$699	$527	$86	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[7]	1.67%[4]	1.72%	1.75%	1.65%	1.58%[7]
After fees waived and expenses absorbed	1.50%[7]	1.50%[4]	1.50%	1.50%	1.50%	1.50%[7]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.22%[7]	1.27%[5]	0.72%	1.67%	1.91%	0.65%[7]
After fees waived and expenses absorbed	1.36%[7]	1.44%[5]	0.94%	1.92%	2.06%	0.73%[7]
Portfolio turnover rate	10%[6]	10%	40%	41%	29%	42%[6]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees waived would have been 1.44%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each Period.

	For the Six Months Ended April 30, 2018		For the Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.43		$8.19	$7.93	$9.49	$9.89	$10.37
Income from Investment Operations:
Net investment income[1]	0.12		0.21	0.18	0.24	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.02		0.03	0.12	(1.65)	(0.51)	(0.44)
Total from investment operations	0.14		0.24	0.30	(1.41)	(0.21)	(0.16)

Less Distributions:
From net investment income	-		-	(0.04)	(0.15)	(0.17)	(0.24)
From net realized gain	-		-	-	-	(0.02)	(0.08)
Total distributions	-		-	(0.04)	(0.15)	(0.19)	(0.32)

Redemption fee proceeds[1]	- [2]		- [2]	-	- [2]	- [2]	- [2]

Net asset value, end of period	$8.57		$8.43	$8.19	$7.93	$9.49	$9.89

Total return[3]	1.66%	[4]	2.93%	3.83%	(14.96)%	(2.09)%	(1.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,852		$43,190	$45,875	$46,612	$64,492	$86,667

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	[5]	1.55%	1.57%	1.48%	1.39%	1.23%
After fees waived and expenses absorbed	1.15%	[5]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.41%	[5]	2.18%	1.88%	2.50%	2.81%	2.70%
After fees waived and expenses absorbed	2.78%	[5]	2.58%	2.30%	2.83%	3.05%	2.77%
Portfolio turnover rate	17%	[4]	22%	26%	4%	33%	49%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each Period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,				For the Period July 16, 2013* through October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.49	$8.24	$7.96	$9.51	$9.91	$9.73
Income from Investment Operations:
Net investment income[1]	0.13	0.24	0.21	0.26	0.32	0.10
Net realized and unrealized gain (loss) on investments	0.02	0.01	0.12	(1.64)	(0.51)	0.12
Total from investment operations	0.15	0.25	0.33	(1.38)	(0.19)	0.22

Less Distributions:
From net investment income	-	-	(0.05)	(0.17)	(0.19)	(0.04)
From net realized gain	-	-	-	-	(0.02)	-
Total distributions	-	-	(0.05)	(0.17)	(0.21)	(0.04)

Net asset value, end of period	$8.64	$8.49	$8.24	$7.96	$9.51	$9.91

Total return[2]	1.77%[3]	3.03%	4.16%	(14.64)%	(1.90)%	2.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$864	$760	$596	$320	$257	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%[4]	1.30%	1.32%	1.23%	1.14%	1.06%[4]
After fees waived and expenses absorbed	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.66%[4]	2.43%	2.13%	2.75%	3.06%	3.32%[4]
After fees waived and expenses absorbed	3.03%[4]	2.83%	2.55%	3.08%	3.30%	3.48%[4]
Portfolio turnover rate	17%[3]	22%	26%	4%	33%	49%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived or absored by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Europac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,			For the Period January 10, 2014* through October 31,
	(Unaudited)	2017	2016	2015	2014
Net asset value, beginning of period	$8.30	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.20	0.17	0.28	0.33
Net realized and unrealized gain (loss) on investments	(0.10)	0.40	0.12	(1.95)	(0.18)
Total from investment operations	(0.03)	0.60	0.29	(1.67)	0.15

Less Distributions:
From net investment income	(0.08)	(0.21)	(0.22)	(0.28)	(0.26)
From net realized gain	-	-	-	(0.10)	-
Total distributions	(0.08)	(0.21)	(0.22)	(0.38)	(0.26)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.19	$8.30	$7.91	$7.84	$9.89

Total return[3]	(0.36%)[4]	7.68%	3.84%	(17.24)%	1.36%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,574	$63,217	$60,375	$52,628	$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%[5]	1.68%	1.78%	1.73%	2.06%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.62%[5]	2.36%	1.92%	2.92%	3.41%[5]
After fees waived and expenses absorbed	1.77%[5]	2.54%	2.20%	3.16%	3.97%[5]

Portfolio turnover rate	2%[4]	6%	25%	49%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Europac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,			For the Period January 10, 2014* through October 31,
	(Unaudited)	2017	2016	2015	2014
Net asset value, beginning of period	$8.30	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.22	0.19	0.31	0.35
Net realized and unrealized gain (loss) on investments	(0.09)	0.40	0.12	(1.95)	(0.19)
Total from investment operations	(0.01)	0.62	0.31	(1.64)	0.16

Less Distributions:
From net investment income	(0.09)	(0.23)	(0.24)	(0.31)	(0.27)
From net realized gain	-	-	-	(0.10)	-
Total distributions	(0.09)	(0.23)	(0.24)	(0.41)	(0.27)

Net asset value, end of period	$8.20	$8.30	$7.91	$7.84	$9.89

Total return[2]	(0.11%)[3]	7.92%	4.09%	(17.03)%	1.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,389	$2,306	$1,976	$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%[4]	1.43%	1.53%	1.48%	1.81%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.87%[4]	2.61%	2.17%	3.17%	3.66%[4]
After fees waived and expenses absorbed	2.02%[4]	2.79%	2.45%	3.41%	4.22%[4]

Portfolio turnover rate	2%[3]	6%	25%	49%	28%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would of been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.62	$11.80	$10.78	$13.06	$12.30	$10.67
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.03)	(0.02)	(0.09)	(0.06)	0.01
Net realized and unrealized gain (loss) on investments	0.35	2.01	1.18	(1.91)	0.82	1.78
Total from investment operations	0.29	1.98	1.16	(2.00)	0.76	1.79

Less Distributions:
From net investment income	-	-	-	-	-	(0.16)
From net realized gain	(0.59)	(0.16)	(0.14)	(0.28)	-	-
Total distributions	(0.59)	(0.16)	(0.14)	(0.28)	-	(0.16)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.32	$13.62	$11.80	$10.78	$13.06	$12.30

Total return[3]	1.97%[4]	17.12%	10.93%	(15.50)%	6.18%	16.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,894	$70,768	$60,835	$21,643	$31,933	$34,465

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.03%[5]	2.18%	2.25%	2.71%	2.48%	2.24%
After fees waived and expenses absorbed	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.16)%[5]	(0.69)%	(0.67)%	(1.69)%	(1.23)%	(0.45)%
After fees waived and expenses absorbed	(0.88)%[5]	(0.26)%	(0.17)%	(0.73)%	(0.50)%	0.04%

Portfolio turnover rate	22%[4]	34%	79%	52%	82%	101%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,				For the Period July 16, 2013* through October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.78	$11.91	$10.84	$13.11	$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	- [2]	0.01	(0.06)	(0.03)[2]	- [2]
Net realized and unrealized gain (loss) on investments	0.35	2.03	1.20	(1.93)	0.82	(0.30)
Total from investment operations	0.31	2.03	1.21	(1.99)	0.79	(0.30)

Less Distributions:
From net realized gain	(0.59)	(0.16)	(0.14)	(0.28)	-	-
Total distributions	(0.59)	(0.16)	(0.14)	(0.28)	-	-

Net asset value, end of period	$13.50	$13.78	$11.91	$10.84	$13.11	$12.32

Total return[3]	2.10%[4]	17.38%	11.33%	(15.36)%	6.41%	(2.38)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$716	$565	$481	$532	$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78%[5]	1.93%	2.00%	2.46%	2.23%	2.12%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.91)%[5]	(0.44)%	(0.42)%	(1.44)%	(0.98)%	(0.70)%[5]
After fees waived and expenses absorbed	(0.63)%[5]	(0.01)%	0.08%	(0.48)%	(0.25)%	(0.08)%[5]

Portfolio turnover rate	22%[4]	34%	79%	52%	82%	101%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,				For the Period July 19, 2013* through October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$8.87	$10.87	$6.11	$7.25	$9.55	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.09)	(0.03)	(0.06)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.26	(0.35)[7]	4.79	(1.08)	(2.15)	(0.43)
Total from investment operations	0.23	(0.44)	4.76	(1.14)	(2.24)	(0.45)

Less Distributions:
From net investment income	(0.23)	(1.35)	-	-	(0.06)	-
From return of capital	-	(0.21)	-	-	-	-
Total distributions	(0.23)	(1.56)	-	-	(0.06)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.87	$8.87	$10.87	$6.11	$7.25	$9.55

Total return[3]	2.65%[5]	(2.97)%	77.91%	(15.72)%	(23.49)%	(4.50)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79,005	$75,006	$75,279	$39,294	$33,320	$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.59%[6]	1.57%[4]	1.64%[4]	1.77%[4]	1.98%[4]	3.08%[4,6]
After fees waived and expenses absorbed	1.50%[6]	1.50%[4]	1.50%[4]	1.50%[4]	1.50%[4]	1.50%[4,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.85)%[6]	(1.03)%	(0.49)%	(1.11)%	(1.39)%	(2.15)%[6]
After fees waived and expenses absorbed	(0.76)%[6]	(0.96)%	(0.35)%	(0.84)%	(0.91)%	0.57%[6]
Portfolio turnover rate	15%[5]	39%	21%	20%	14%	12%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended October 31, 2017. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	The Affiliates reimbursed the Fund $21,861 for losses on private placement security transactions. As of October 31, 2017, the reimbursement amount represents $0.003 per share. The reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2015 – 2017 and as of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor. Prior to June 30, 2015, the Fund’s Sub-advisor was New Sheridan Advisors, Inc.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

For the six months ended April 30, 2018, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$44,507
International Bond Fund	81,839
International Dividend Income Fund	49,243
Emerging Markets Small Companies Fund	105.901
Gold Fund	33,933

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2018	$141,534	$183,005	$137,317	$269,226	$120,608
2019	117,102	189,833	158,484	275,723	81,073
2020	107,366	174,466	107,841	270,793	51,173
2021	44,507	81,839	49,243	105,901	33,933
Total	$410,509	$629,143	$452,885	$921,643	$286,787

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2018, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statements of Operations.

Affiliates reimbursed the Gold Fund $21,861 or $0.003 per share for losses on private placement security transactions during the fiscal year ended October 31, 2017. This amount is reported on the Fund’s SOC. These reimbursements had no impact to the Fund’s net asset value per share or total return.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$65,962,694	$47,173,239	$69,133,973	$60,448,748	$68,517,891

Gross unrealized appreciation	$6,575,342	$463,603	$4,738,547	$18,016,340	$15,392,190
Gross unrealized depreciation	(8,373,890)	(6,125,257)	(8,207,178)	(2,915,280)	(5,231,312)
Net unrealized appreciation/(depreciation) on investments	$(1,798,548)	$(5,661,654)	$(3,468,631)	$15,101,060	$10,160,878

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$8,175	$-	$1,913,502
Undistributed long-term gains	-	-	-	3,097,935	-
Tax accumulated earnings	-	-	8,175	3,097,935	1,913,502

Accumulated capital and other losses	$(17,078,137)	$(4,000,133)	$(9,571,847)	$(5,771,439)	$(8,686,851)
Unrealized appreciation/ (depreciation) on investments	(546,946)	(6,252,985)	(2,317,061)	17,983,306	4,865,866
Unrealized appreciation/ (depreciation) foreign currency translations	893	(18,310)	3,041	30	(680)
Total accumulated earnings (deficit)	$(17,624,190)	$(10,271,428)	$(11,877,692)	$15,309,832	$(1,908,163)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2017 and 2016 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$757,236	$730,668	$-	$241,621	$1,635,062	$1,602,756
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	757,236	730,668	-	241,621	1,635,062	1,602,756
Return of Capital	113,131	-	-	-	-	-
Total distributions paid	$870,367	$730,668	$-	$241,621	$1,635,062	$1,602,756

	Emerging Markets Small Companies Fund		Gold Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$-	$-	$9,369,279	$-
Net long-term capital gains	832,948	772,094	-	-
Total taxable distributions	832,948	772,094	9,369,279	-
Return of Capital	-	-	1,492,543
Total distributions paid	$832,948	$772,094	$10,861,822	$-

At October 31, 2017, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$3,310,571	$13,767,566	$17,078,137
International Bond Fund	45,449	1,616,065	1,661,514
International Dividend Income Fund	3,838,480	5,733,367	9,571,847
Emerging Markets Small Companies Fund*	4,373,265	952,630	5,325,895
Gold Fund	308,012	8,378,839	8,686,851

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2017, the International Value Fund, International Dividend Fund and Emerging Markets Small Companies Fund utilized $266,199, $23,990 and $1,045,046 of their capital loss carryovers, respectively.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

As of October 31, 2017, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, had qualified Late-Year Losses of $0, $2,338,619, $0, $445,544 and $0, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2018 and the year ended October 31, 2017, redemption fees were as follows:

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
International Value Fund	$359	$752
International Bond Fund	51	462
International Dividend Income Fund	6	234
Emerging Markets Small Companies Fund	919	245
Gold Fund	5,646	4,249

Note 6 – Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$7,503,130	$6,430,504
International Bond Fund	6,948,438	8,250,348
International Dividend Income Fund	5,238,218	958,954
Emerging Markets Small Companies Fund	17,139,910	15,760,621
Gold Fund	15,523,441	10,810,097

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2018, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2018, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$15,772,275	$—	$—	$15,772,275
Communications	15,078,091	—	—	15,078,091
Consumer, Cyclical	2,060,619	—	—	2,060,619
Consumer, Non-cyclical	20,498,584	—	—	20,498,584
Energy	4,718,910	—	—	4,718,910
Utilities	2,599,976	—	—	2,599,976
Short-Term Investments	3,435,691	—	—	3,435,691
Total Investments	$64,164,146	$—	$—	$64,164,146

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$—	$—
Bonds
Basic Materials	—	2,249,663	—	2,249,663
Communications	—	1,717,882	—	1,717,882
Consumer, Non-cyclical	—	2,260,151	—	2,260,151
Diversified	—	763,548	—	763,548
Financial	—	3,831,629	—	3,831,629
Government	—	27,670,519	—	27,670,519
Utilities	—	342,327	—	342,327
Short-Term Investments	2,675,866	—	—	2,675,866
Total Investments	$2,675,866	$38,835,719	$—	$41,511,585

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$4,075,086	$—	$—	$4,075,086
Communications	19,199,606	—	—	19,199,606
Consumer, Cyclical	2,254,694	—	—	2,254,694
Consumer, Non-cyclical	20,242,176	—	—	20,242,176
Energy	8,585,522	—	—	8,585,522
Financial	3,744,052	—	—	3,744,052
Utilities	5,527,797	—	—	5,527,797
Short-Term Investments	2,036,409	—	—	2,036,409
Total Investments	$65,665,342	$—	$—	$65,665,342

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$2,885,906	$—	$2,885,906
Communications	1,215,504	2,648,913	—	3,864,417
Consumer, Cyclical	4,554,385	11,835,415	—	16,389,800
Consumer, Non-cyclical	4,768,888	15,956,782	—	20,725,670
Diversified	1,189,033	—	—	1,189,033
Financial	7,913,593	3,540,772	—	11,454,365
Industrial	996,787	11,430,846	—	12,427,633
Technology	—	3,031,657	—	3,031,657
Short-Term Investments	3,581,327	—	—	3,581,327
Total Investments	$24,219,517	$51,330,291	$—	$75,549,808

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$28,639,968	$—	$—	$28,639,968
Royalty Companies	19,134,905	—	—	19,134,905
Precious Metals Developmental	7,703,430	—	26,411	7,729,841
Precious Metals Exploration	12,920,373	—	2,608,718	15,529,091
Silver: Exploration and Mining	5,158,512	—	—	5,158,512
Diversified Exploration and Mining	883,847	—	—	883,847
Warrants
Diversified Exploration and Mining	—	—	—	—
Silver: Exploration and Mining	—	—	—	—
Precious Metals Developmental	—	—	—	—
Precious Metals Exploration	—	—	1,229,214	1,229,214
Short-Term Investments	373,391	—	—	373,391
Total Investments	$74,814,426	$—	$3,864,343	$78,678,769

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Bond Fund and Gold Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on October 31, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to April 30, 2018, represented by recognizing the April 30, 2018 market value of securities:

	International Value Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Transfers into Level 1	$2,536,481	$2,142,415	$3,489,543	$—
Transfers out of Level 1	—	—	(13,142,766)	—
Net transfers in (out) of Level 1	$2,536,481	$2,142,415	$(9,653,223)	$—

Transfers into Level 2	$—	$—	$13,142,766	$—
Transfers out of Level 2	(2,536,481)	(2,142,415)	(3,489,543)	(1,104,500)
Net transfers in (out) of Level 2	$(2,536,481)	$(2,142,415)	$9,653,223	$(1,104,500)

Transfers into Level 3	$—	$—	$—	$1,104,500
Transfers out of Level 3	—	—	—	—
Net transfers in (out) of Level 3	$—	$—	$—	$1,104,500

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2017	$—	$—	$26,286	$935,265
Transfers into Level 3 during the period	—	—	2,608,718	—
Transfers out of Level 3 during the period	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Total unrealized appreciation/(depreciation)	—	—	125	293,949
Net purchases	—	—	—	—
Net sales	—	—	—	—
Balance as of April 30, 2018	$—	$—	$2,635,129	$1,229,214

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2018:

	Fair Value April 30, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Bond Fund - Common Stocks	$—	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Emerging Markets Small Companies Fund - Common Stocks	$—	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Gold Fund - Warrants	$1,229,214	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$2,635,129	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts and warrants during the six months ended April 30, 2018.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2018 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
	Warrants, at value	$1,229,214
Total		$1,229,214

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Total
Warrants	$293,949	$293,949
Total	$293,949	$293,949

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2018 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Warrants	Average Market Value	$1,064,379

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,152,934	$—	$—	$—	$—	$230,244	$1,383,178	$—
Metalla Royalty & Streaming Ltd.	2,247,888	-	-	-	-	867,377	3,115,265	16,519
Midland Exploration, Inc.	3,754,825	223,342	-	-	-	51,350	4,029,517	-
Miranda Gold Corp.	355,135	-	-	-	-	(72,650)	282,485	-
Tri Origin Exploration Ltd.(1)	100,729	-	(122,024)	(83,020)	-	104,315	-	-
Total	$7,611,511

Evrim Resources Corp.(2)	649,398	148,268	-	-	(17,836)	2,829,438	3,609,268	-
Vista Gold Corp.(2)	2,049,226	1,411,985	-	-	(466,148)	694,025	3,689,088	-
Total				$(83,020)		$4,704,099	$16,108,801	$16,519

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	8,880,000	-	-	8,880,000
Metalla Royalty & Streaming Ltd.	5,000,000	-	-	5,000,000
Midland Exploration, Inc.	4,844,100	329,800	-	5,173,900
Miranda Gold Corp.	7,636,000	-	-	7,636,000

Tri Origin Exploration Ltd.(1)	5,198,000	-	(5,198,000)	-
Total	31,558,100

Evrim Resources Corp.(2)	3,351,151	750,000	-	4,101,151
Vista Gold Corp.(2)	3,013,567	2,035,034	-	5,048,601
Total				35,839,652

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2018 (Unaudited)

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$984.30	$8.62
Class I	1,000.00	985.60	7.39
Hypothetical (5% annual return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	1,000.00	1,016.11	8.75
Class I	1,000.00	1,017.35	7.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$1,016.60	$5.75
Class I	1,000.00	1,017.70	4.50
Hypothetical (5% annual return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$996.40	$7.43
Class I	1,000.00	998.90	6.20
Hypothetical (5% annual return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	1,000.00	1,017.35	7.51
Class I	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$1,019.70	$8.77
Class I	1,000.00	1,021.00	7.52
Hypothetical (5% annual return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18
Class A	1,000.00	1,016.11	8.75
Class I	1,000.00	1,017.35	7.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$1,000.00	$1,026.50	$7.53
Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners

180 Battery Street, Suite 400

Burlington, Vermont 05401

Sub-Advisor

Global Strategic Management

dba Adrian Day Asset Management

801 Compass Way, Suite 207

P.O. Box 6643

Annapolis, Maryland 21401

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/09/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	07/09/2018